SHARE CAPITAL (Detail) (USD $)	9 Months Ended					9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	May 14, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 At-the-market Offering [Member]	Jun. 30, 2013 At-the-market Offering [Member]	Sep. 30, 2013 Value [Member]	May 14, 2013 Value [Member]	Dec. 31, 2012 Value [Member]
Authorized Share Capital [Abstract]
Ordinary shares authorized (in shares)	312,500,000		312,500,000	125,000,000
Ordinary shares par value (in dollars per share)	$ 1.00		$ 1.00	$ 2.50
Ordinary shares authorized	$ 312,500,000		$ 312,500,000	$ 312,500,000
Statement [Line Items]
Ordinary shares issued (in shares)	78,843,586	77,858,502	77,858,502	77,858,502	77,858,502
Ordinary shares par value (in dollars per share)	$ 1.00		$ 1.00	$ 2.50
Ordinary shares cancelled (in dollars per share)			$ 1.50
Ordinary shares issued	78,843,000			194,646,000				78,843,586	77,858,502	194,646,255
ATM offering, maximum aggregate sales proceeds							$ 40,000,000
Shares issued (in shares)	985,084	0				985,084